Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
9. Stock-Based Compensation
Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Equity Incentive Plan
On August 27, 2021, the Company’s stockholders approved the Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the Company to make equity and equity-based incentive awards to officers, employees, directors and consultants. Pursuant to the 2021 Plan, an initial 3,475,000 shares of the Company’s common stock were reserved for issuance (the “Initial Limit”). The 2021 Plan provides that the shares reserved and available for issuance under the 2021 Plan will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator (the “Annual Increase”). Accordingly, on January 1, 2022, 961,033 shares were added to the number of shares reserved and available for issuance under the 2021 Plan. As of March 31, 2022, there were 1,172,550 options and 468,020 restricted stock units granted under the 2021 Plan. As of March 31, 2022, there are 4,436,033 shares authorized and 2,795,463 shares remaining available for grant under the 2021 Plan.
Clarus Therapeutics Holdings, Inc. Employee Stock Purchase Plan
On August 12, 2021, the Company’s stockholders approved the Clarus Therapeutics Holdings, Inc. Employee Stock Purchase Plan (the “ESPP”). An aggregate of 347,500 shares were reserved and available for issuance under the 2021 ESPP. The 2021 ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 347,500 shares of the Company’s common stock, 1.0% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser amount as determined by the ESPP administrator. Accordingly, on January 1, 2022, 240,258 shares were added to the number of shares reserved and available for issuance under the ESPP. As of March 31, 2022, the Company had not issued any shares under the ESPP. As of March 31, 2022, there are 587,758 shares authorized and available for grant under the ESPP.
Stock Options
Stock options typically vest over three years and have a maximum term of 10 years. The Company typically grants stock options to employees and non-employees
at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant.
The Company utilized the Black-Scholes option-pricing model to estimate the fair value of stock options awarded to employees. The Black-Scholes option-pricing model requires several key assumptions. The key assumptions used to apply this pricing model were as follows:

Three Months Ended March 31,
2022
Risk free interest rate	2.38%
Expected term (in years)	6.08
Expected dividend yield	0%
Expected volatility of underlying common stock	77.07%
The following table summarizes stock option activity under the 2021 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2021	1,083,550	$4.78	9.95	$—
Granted	125,000	1.31
Exercised	—	—
Cancelled or forfeited	(36,000)	4.78

Outstanding as of March 31, 2022	1,172,550	$4.62	9.74	$23

Options vested and exercisable as of March 31, 2022	—	$—	—	$—
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the reporting period. The weighted average grant-date fair value of stock options granted during the three months ended March 31, 2022 was $0.89 per share.
Restricted Common Stock
The Company has granted restricted common stock with service-based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder, except for transfers for estate planning purposes in which the transferee agrees to remain bound by all restrictions set forth in the original common stock purchase agreement. They are legally issued and outstanding but only accounted for as outstanding when vested. These restrictions lapse over the three-year vesting term of each award. The purchase price of each share of restricted common stock was $0.0001 per share.
A summary of the activity for the three months ended March 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock as of December 31, 2021	433,420	$4.78
Granted	49,000	1.31
Forfeited	(14,400)	4.78

Unvested restricted stock as of March 31, 2022	468,020	$4.42

The aggregate fair value of restricted common stock awards that vested during the three months ended March 31, 2022 was zero.
Legacy Clarus Stock Option and Incentive Plan
Legacy Clarus previously maintained various stock option and incentive plans and awarded options under such plans. Upon completion of the Business Combination, all such plans were terminated, and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished. As a result, the Company recognized approximately $0.2 million of previously unrecognized stock-based compensation expense related to unvested stock options under the plans at the closing of the Business Combination.
Stock-Based Compensation Expense
Stock-based compensation expense is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Selling and marketing	$99	$5
Research and development	31	16
General and administrative	302	155

Total stock-based compensation expense	$432	$176

As of March 31, 2022, there was $4.9 million of unrecognized stock-based compensation expense related to unvested stock and restricted common stock, which is estimated to be recognized over a period of 3.23 years.

10. Stock-Based Compensation
Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Equity Incentive Plan
On August 27, 2021 the Company’s stockholders approved the Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the Company to make equity and equity-based incentive awards to officers, employees, directors and consultants. Pursuant to the 2021 Plan, an initial 3,475,000 shares of the Company’s common stock were reserved for issuance (the “Initial Limit”). The 2021 Plan provides that the shares reserved and available for issuance under the 2021 Plan will automatically increase each January 1, beginning on January 1, 2022, by 4% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator (the “Annual Increase”). As of December 31, 2021, there were 1,083,550 options and 433,420 restricted stock units granted under the 2021 Plan. There are 1,958,030 shares remaining available for grant under the 2021 Plan at December 31, 2021.
Clarus Therapeutics Holdings, Inc. Employee Stock Purchase Plan
On August 12, 2021 the Company’s stockholders approved the Clarus Therapeutics Holdings, Inc. Employee Stock Purchase Plan (the “ESPP”). An aggregate of 347,500 shares were reserved and available for issuance under the 2021 ESPP. The 2021 ESPP provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 347,500 shares of the Company’s common stock, 1.0% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, or such lesser amount as determined by the ESPP administrator. As of December 31, 2021 the Company had not issued any shares under the ESPP.
Stock Options
Stock options typically vest over three years and have a maximum term of 10 years. The Company typically grants stock options to employees and non-employees
at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant.
The Company utilized the Black-Scholes option-pricing model to estimate the fair value of stock options awarded to employees. The Black-Scholes option-pricing model requires several key assumptions. The key assumptions used to apply this pricing model were as follows:

Year Ended December 31,
2021
Risk free interest rate	1.34%
Expected term (in years)	5.95
Expected dividend yield	0%
Expected volatility of underlying common stock	79.76%
The following table summarizes the stock option activity under the 2021 Plan:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Intrinsic Value (in thousands)
Outstanding January 1, 2021	—	$—	—	$—
Granted	1,083,550	4.78	9.95
Exercised	—
Canceled	—

Outstanding December 31, 2021	1,083,550	$4.78	9.95	$—

Options vested or expected to vest as of December 31, 2021	—	$—	—	$—

Stock options unvested as of December 31, 2021	1,083,550	$4.78	9.95	$—

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the reporting period. The weighted average grant-date fair value of stock options granted in 2021 was $3.26 per share. The total fair value of stock options vested during the year ended December 31, 2021 was zero.
Restricted Common Stock
The Company has granted restricted common stock with service based vesting conditions. Unvested shares of restricted common stock may not be sold or transferred by the holder, except for transfers for estate planning purposes in which the transferee agrees to remain bound by all restrictions set forth in the original common stock purchase agreement. They are legally issued and outstanding but only accounted for as outstanding when vested. These restrictions lapse over the three-year vesting term of each award. The purchase price of each share of restricted common stock was $0.0001 per share. A summary of the activity for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock as of January 1, 2021	—	$—
Granted	433,420	$4.78

Unvested restricted stock as of December 31, 2021	433,420	$4.78

The aggregate fair value of restricted stock awards that vested during the year ended December 31, 2021 was zero.
Legacy Clarus Stock Option and Incentive Plan
Legacy Clarus previously maintained various stock option and incentive plans and awarded options under such plans. Upon completion of the Business Combination, all such plans were terminated, and all options issued and outstanding, whether vested or unvested, were cancelled and extinguished. As a result, the Company recognized approximately $0.2 million of previously unrecognized stock-based compensation expense related to unvested stock options under the plans during the period ended December 31, 2021.
Stock-Based Compensation Expense
Stock-based compensation expense, including expense associated with the Legacy Clarus incentive plans up until the date of the business combination ($559 in 2021 and $825 in 2020), is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Selling and marketing	$43	$183
Research and development	60	189
General and administrative	565	453

Total stock-based compensation expense	$668	$825

As of December 31, 2021, there was $5.5 million of unrecognized stock-based compensation expense related to unvested stock options and restricted common stock, which is estimated to be recognized over a period of 3.70 years.